Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31,
	2025	2024

Government authorities	$605	$166
Prepaid expenses	363	330
Other current assets	27	268

	$995	$764